Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease [Line Items]
Right-of-use assets	₩ 8,740	₩ 5,737	₩ 4,946
Lease liabilities
Current	3,607	2,653
Non-current	5,123	3,247
Total	8,730	5,900
Offices
Lease [Line Items]
Right-of-use assets	6,698	3,904	3,642
Vehicle
Lease [Line Items]
Right-of-use assets	292	102	266
Others
Lease [Line Items]
Right-of-use assets	₩ 1,750	₩ 1,731	₩ 1,038